American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2025
unaudited

Bonds, notes & other debt instruments 95.24% U.S. Treasury bonds & notes 87.42% U.S. Treasury inflation-protected securities 87.35%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (a)	USD62,400	$62,276
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026 (a)(b)	110,607	110,760
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (a)	212,979	211,624
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (a)	256,996	256,007
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (a)	340,103	338,205
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (a)	400,020	397,402
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027 (a)(b)	243,417	248,392
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (a)	671,849	663,141
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (a)	109,228	108,722
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (a)	631,820	644,267
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028 (a)	626,835	621,407
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028 (a)	93,911	95,841
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (a)	84,239	88,238
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029 (a)	87,369	87,147
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029 (a)	3,004	3,158
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029 (a)	364,955	379,060
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029 (a)(b)	277,646	270,639
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (a)	309,553	317,562
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (a)	617,453	592,439
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030 (a)	847,852	810,191
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (a)(b)	1,371,545	1,293,684
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (a)	240,672	225,656
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (a)	290,591	268,352
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032 (a)	366,320	347,788
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033 (a)	194,895	189,299
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (a)	673,612	677,057
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (a)	195,293	197,958
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (a)	102,199	105,022
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (a)	319,682	321,494
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040 (a)	67,149	66,874
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (a)	64,066	63,015
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (a)	71,367	55,567
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (a)	190,925	141,926
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (a)	90,091	75,308
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045 (a)	153,400	111,245
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (a)	131,824	98,837
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047 (a)	213,642	153,172
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048 (a)(b)	340,711	247,494
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (a)	59,728	42,649
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (a)	282,472	160,748
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (a)(b)	494,291	263,484
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (a)	389,522	301,334
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)(b)	525,392	469,748
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)	45,995	43,488
		12,227,677
American Funds Inflation Linked Bond Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 0.07%	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 7/31/2028	USD1,732	$1,758
U.S. Treasury 2.00% 8/15/2051	1	— (c)
U.S. Treasury 3.625% 5/15/2053	3,278	2,621
U.S. Treasury 4.25% 8/15/2054	5,000	4,473
		8,852
Total U.S. Treasury bonds & notes		12,236,529
Corporate bonds, notes & loans 4.28% Health care 0.89%
Amgen, Inc. 4.875% 3/1/2053	10,600	9,171
Amgen, Inc. 5.65% 3/2/2053	43,200	41,812
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	27,025
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	20,054	18,697
UnitedHealth Group, Inc. 5.95% 6/15/2055	25,000	25,000
Viatris, Inc. 4.00% 6/22/2050	3,442	2,270
		123,975
Communication services 0.86%
Charter Communications Operating, LLC 4.80% 3/1/2050	5,178	4,010
Charter Communications Operating, LLC 3.70% 4/1/2051	2,538	1,636
Charter Communications Operating, LLC 3.90% 6/1/2052	6,206	4,117
Charter Communications Operating, LLC 5.25% 4/1/2053	232	190
Charter Communications Operating, LLC 6.70% 12/1/2055	4,763	4,709
Comcast Corp. 5.65% 6/1/2054	35,000	33,631
SBA Tower Trust 1.631% 11/15/2026 (d)	22,469	21,739
Verizon Communications, Inc. 5.25% 4/2/2035	50,000	50,494
		120,526
Financials 0.77%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (e)	7,549	6,664
Kookmin Bank 5.375% 5/8/2027 (d)	16,990	17,347
Korea Exchange Bank 5.375% 4/23/2027 (d)	7,590	7,746
M&T Bank Corp. 5.385% 1/16/2036 (USD-SOFR + 1.61% on 1/16/2035) (e)	25,000	25,064
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (e)	7,700	7,777
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (e)	37,371	38,586
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (e)	4,710	4,856
		108,040
Industrials 0.62%
Boeing Co. (The) 3.625% 2/1/2031	3,403	3,251
Boeing Co. (The) 6.388% 5/1/2031	1,246	1,354
Boeing Co. (The) 6.528% 5/1/2034	6,611	7,244
Boeing Co. (The) 5.805% 5/1/2050	27,825	26,776
Boeing Co. (The) 6.858% 5/1/2054	18,032	19,795
Boeing Co. (The) 5.93% 5/1/2060	5,028	4,834
Boeing Co. (The) 7.008% 5/1/2064	11,615	12,881
LG Energy Solution, Ltd. 5.50% 7/2/2034 (d)	11,000	11,043
		87,178
American Funds Inflation Linked Bond Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.56%	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.054% 11/5/2031	USD28,099	$28,448
Ford Motor Credit Co., LLC 6.50% 2/7/2035	35,000	35,293
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (d)	14,490	14,837
		78,578
Utilities 0.34%
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	10,424	10,581
Edison International 6.25% 3/15/2030	4,600	4,789
Southern California Edison Co. 3.60% 2/1/2045	3,550	2,549
Southern California Edison Co. 3.65% 2/1/2050	6,500	4,482
Southern California Edison Co. 3.45% 2/1/2052	200	130
Southern California Edison Co. 5.90% 3/1/2055	6,875	6,575
Southern California Edison Co. 6.20% 9/15/2055	17,875	17,788
		46,894
Energy 0.24%
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	2
Qatar Energy 2.25% 7/12/2031 (d)	USD17,300	15,401
Qatar Energy 3.125% 7/12/2041 (d)	13,495	10,198
Qatar Energy 3.30% 7/12/2051 (d)	12,200	8,356
		33,957
Total corporate bonds, notes & loans		599,148
Asset-backed obligations 1.47% Other asset-backed securities 0.96%
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (d)(f)	31,717	31,913
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(f)	18,990	19,329
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(f)	4,662	4,061
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(f)	741	634
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(f)	3,337	2,805
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(f)	18,311	18,532
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(f)	13,914	13,322
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(f)	1,909	1,839
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(f)	11,683	11,151
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(f)	3,935	3,281
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(f)	6,528	6,331
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (f)	5,677	5,781
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(f)	5,038	4,787
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(f)	3,880	3,664
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(f)	2,014	1,888
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(f)	3,612	3,466
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(f)	1,039	1,043
		133,827
Auto loan 0.39%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(f)	1,881	1,908
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (f)	4,440	4,488
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	7,790	7,915
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(f)	9,442	9,595
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(f)	8,811	8,548
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(f)	5,925	5,729
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(f)	826	800
American Funds Inflation Linked Bond Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (d)(f)	632	$633
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(f)	6,050	6,067
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (d)(f)	6,998	7,075
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(f)	2,509	2,516
		55,274
Student loan 0.11%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	7,826	7,989
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(f)	3,874	3,543
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(f)	4,717	4,450
		15,982
Collateralized loan obligations 0.01%
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (d)(f)(g)	811	811
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.519% 10/15/2030 (d)(f)(g)	439	439
		1,250
Total asset-backed obligations		206,333
Bonds & notes of governments & government agencies outside the U.S. 0.79% Mexico 0.30%
United Mexican States, Series M, 5.75% 3/5/2026	344,100	18,236
United Mexican States, Series M, 7.50% 6/3/2027	93,900	5,005
United Mexican States, Series M, 8.00% 11/7/2047	418,544	19,183
		42,424
Spain 0.16%
Spain (Kingdom of) 1.25% 10/31/2030	20,861	22,818
Hungary 0.16%
Hungary (Republic of) 2.125% 9/22/2031 (d)	13,860	11,818
Hungary (Republic of) 3.125% 9/21/2051 (d)	17,300	10,507
		22,325
United Kingdom 0.08%
United Kingdom 0.125% 8/10/2041 (a)	11,616	11,343
Malaysia 0.08%
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (d)	5,490	5,339
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	5,775	4,923
		10,262
Japan 0.01%
Japan, Series 24, 0.10% 3/10/2029 (a)	117,905	827
Colombia 0.00%
Colombia (Republic of) 5.00% 6/15/2045	600	439
Total bonds & notes of governments & government agencies outside the U.S.		110,438
American Funds Inflation Linked Bond Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 0.69% Collateralized mortgage-backed obligations (privately originated) 0.45%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (d)(e)(f)	USD2,215	$2,138
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(f)	13,049	12,642
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.448% 5/25/2045 (d)(f)(g)	1,702	1,706
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(f)(g)	28,511	29,097
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(f)	5,201	5,248
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(f)	12,533	11,443
		62,274
Commercial mortgage-backed securities 0.24%
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (f)	5,241	5,503
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)	4,599	4,833
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(f)(g)	16,143	16,645
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.748% 5/25/2055 (d)(f)(g)	3,605	3,633
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.755% 5/15/2039 (d)(f)(g)	3,539	3,543
		34,157
Total mortgage-backed obligations		96,431
Municipals 0.41% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,527
Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	13,921
Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,575	21,236
Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,430	14,233
Total municipals		56,917
Supranational debt 0.18% Financials 0.18%
European Union 3.75% 10/12/2045	EUR22,120	25,371
Total Supranational debt		25,371
Total bonds, notes & other debt instruments (cost: $14,439,090,000)		13,331,167
Short-term securities 4.47% Money market investments 4.47%	Shares
Capital Group Central Cash Fund 4.29% (h)(i)	6,261,566	626,219
Total short-term securities (cost: $626,118,000)		626,219
American Funds Inflation Linked Bond Fund — Page 5 of 13

unaudited
Options purchased (equity style) 0.00%	Shares	Value (000)
Options purchased (equity style)*		$740
Total options purchased (equity style) (cost: $8,054,000)		740
Total investment securities 99.71% (cost: $15,073,262,000)		13,958,126
Total options written† 0.00% (premium received: $542,000)		(181)
Other assets less liabilities 0.29%		40,241
Net assets 100.00%		$13,998,186
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	29,000	9/12/2025	USD96.12	USD7,250,000	$362
3 Month SOFR Futures Option	9,280	9/12/2025	97.00	2,320,000	58
3 Month SOFR Futures Option	12,294	9/12/2025	98.00	3,073,500	77
					$497
Put
3 Month SOFR Futures Option	38,880	12/12/2025	USD95.69	USD9,720,000	$243
					$740
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	29,000	9/12/2025	USD96.25	USD(7,250,000)	$(181)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
30 Day Federal Funds Futures	Long	10,232	9/2/2025	USD4,079,057	$(334)
3 Month SOFR Futures	Long	28,650	9/17/2025	6,849,857	(11,201)
3 Month SOFR Futures	Long	4,678	3/18/2026	1,125,410	1,454
3 Month SOFR Futures	Long	825	6/17/2026	199,000	463
3 Month SOFR Futures	Short	3,920	9/16/2026	(948,199)	(2,285)
2 Year Euro-Schatz Futures	Long	2,603	9/10/2025	326,025	(511)
2 Year U.S. Treasury Note Futures	Long	29,922	1/6/2026	6,239,906	8,173
5 Year Euro-Bobl Futures	Long	1,198	9/10/2025	164,625	(5)
5 Year U.S. Treasury Note Futures	Short	9,435	1/6/2026	(1,032,838)	(2,184)
American Funds Inflation Linked Bond Fund — Page 6 of 13

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
10 Year Euro-Bund Futures	Long	150	9/10/2025	USD22,734	$105
10 Year Italy Government Bond Futures	Short	2,107	9/10/2025	(296,414)	971
10 Year Japanese Government Bond Futures	Short	47	9/22/2025	(43,989)	323
10 Year Ultra U.S. Treasury Note Futures	Short	5,140	12/31/2025	(588,048)	(2,866)
20 Year U.S. Treasury Note Futures	Long	3,914	12/31/2025	440,325	2,488
20 Year U.S. Treasury Bond Futures	Long	3,117	12/31/2025	356,117	994
30 Year Euro-Buxl Futures	Short	1,193	9/10/2025	(159,053)	6,989
30 Year U.S. Treasury Bond Futures	Short	2,526	12/31/2025	(294,437)	950
					$3,524
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	22,829	EUR	19,574	Citibank	9/11/2025	$(91)
USD	11,036	GBP	8,151	UBS AG	9/18/2025	17
USD	7,685	JPY	1,125,372	Standard Chartered Bank	9/19/2025	9
USD	58,045	MXN	1,087,826	Morgan Stanley	9/29/2025	(47)
						$(112)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR311,900	$(2,384)	$—	$(2,384)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	311,900	(2,390)	—	(2,390)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD26,456	— (c)	—	— (c)
4.2035%	Annual	SOFR	Annual	1/10/2026	100,572	(2)	—	(2)
4.184%	Annual	SOFR	Annual	1/10/2026	100,572	(9)	—	(9)
4.27%	Annual	SOFR	Annual	2/16/2026	244,879	158	—	158
4.265%	Annual	SOFR	Annual	2/16/2026	121,528	76	—	76
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	58	—	58
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	45	—	45
4.2515%	Annual	SOFR	Annual	2/17/2026	72,241	41	—	41
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	40	—	40
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	37	—	37
4.568%	Annual	SOFR	Annual	3/1/2026	700,600	1,603	—	1,603
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	1,603	—	1,603
U.S. Urban CPI	At maturity	2.98975%	At maturity	3/6/2026	1,391,906	3,760	—	3,760
U.S. Urban CPI	At maturity	2.9425%	At maturity	3/7/2026	1,855,874	5,797	—	5,797
American Funds Inflation Linked Bond Fund — Page 7 of 13

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.965%	At maturity	3/7/2026	USD463,969	$1,347	$—	$1,347
U.S. Urban CPI	At maturity	2.90%	At maturity	3/10/2026	463,969	1,587	—	1,587
U.S. Urban CPI	At maturity	2.92562%	At maturity	3/11/2026	871,331	2,727	—	2,727
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/14/2026	229,298	551	—	551
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/17/2026	917,190	2,096	—	2,096
U.S. Urban CPI	At maturity	2.93%	At maturity	3/21/2026	732,835	1,970	—	1,970
4.28066%	Annual	SOFR	Annual	3/31/2026	594,500	795	—	795
4.9005%	Annual	SOFR	Annual	4/17/2026	374,000	2,036	—	2,036
4.659%	Annual	SOFR	Annual	5/17/2026	1,024,100	5,024	—	5,024
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	186	(7)	193
3.5405%	Annual	SOFR	Annual	1/23/2027	USD315,500	(195)	—	(195)
3.53%	Annual	SOFR	Annual	1/23/2027	269,300	(205)	—	(205)
3.535%	Annual	SOFR	Annual	1/23/2027	483,000	(335)	—	(335)
SOFR	Annual	4.186%	Annual	2/18/2027	978,000	(8,692)	—	(8,692)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	1,851	—	1,851
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	911	—	911
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	486	—	486
2.578%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/17/2027	CAD727,300	676	—	676
2.602%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/18/2027	50,580	62	—	62
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR488,900	(671)	—	(671)
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	USD1,000	18	—	18
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(15)	—	(15)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	898	—	898
3.45%	Annual	SOFR	Annual	2/1/2028	192,300	470	—	470
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	148	—	148
3.616%	Annual	SOFR	Annual	2/20/2028	264,500	2,353	—	2,353
3.6475%	Annual	SOFR	Annual	2/27/2028	1,288,700	12,369	—	12,369
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY25,892,925	674	—	674
TONAR	Annual	0.715%	Annual	4/9/2028	25,892,925	671	—	671
TONAR	Annual	0.73%	Annual	4/19/2028	10,727,069	269	—	269
TONAR	Annual	0.73%	Annual	4/21/2028	7,952,827	199	—	199
3.16%	Annual	SOFR	Annual	6/20/2028	USD78,500	(320)	—	(320)
SOFR	Annual	3.528%	Annual	1/29/2030	144,300	(1,257)	—	(1,257)
SOFR	Annual	3.529%	Annual	1/29/2030	176,500	(1,544)	—	(1,544)
SOFR	Annual	3.5485%	Annual	1/29/2030	191,700	(1,830)	—	(1,830)
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(2,115)	—	(2,115)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(409)	—	(409)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(139)	—	(139)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	84	—	84
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	53	—	53
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	57	—	57
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(565)	—	(565)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(115)	—	(115)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(190)	—	(190)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(404)	—	(404)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(320)	—	(320)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK502,800	97	—	97
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	251,400	54	—	54
American Funds Inflation Linked Bond Fund — Page 8 of 13

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR20,320	$14	$—	$14
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	20,320	11	—	11
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	20,320	3	—	3
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK502,700	277	—	277
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	251,400	153	—	153
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR20,560	(9)	—	(9)
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	20,560	(20)	—	(20)
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	20,560	(26)	—	(26)
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK502,700	312	—	312
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR20,490	(25)	—	(25)
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	20,490	(32)	—	(32)
3.29%	Annual	SOFR	Annual	5/19/2030	USD80,000	(129)	—	(129)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK841,100	224	—	224
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR68,540	(270)	—	(270)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD118,200	14,820	—	14,820
SOFR	Annual	3.055%	Annual	4/6/2031	54,100	889	—	889
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	563	—	563
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	199	—	199
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	1,258	—	1,258
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(5,015)	—	(5,015)
SOFR	Annual	3.9519%	Annual	8/25/2033	140,000	(3,951)	—	(3,951)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	6,661	—	6,661
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	2,448	—	2,448
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(6,293)	—	(6,293)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(6,058)	—	(6,058)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	16,226	—	16,226
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	7,457	—	7,457
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,699	—	6,699
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	13,100	—	13,100
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(3,829)	—	(3,829)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	31,943	—	31,943
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	31,615	—	31,615
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	34,184	—	34,184
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(13,431)	—	(13,431)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(13,611)	—	(13,611)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(16,161)	—	(16,161)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	6,332	—	6,332
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	6,298	—	6,298
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	3,911	—	3,911
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	3,684	—	3,684
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	3,531	—	3,531
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	3,491	—	3,491
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	3,524	—	3,524
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	4,069	—	4,069
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	7,321	—	7,321
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	3,575	—	3,575
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	3,474	—	3,474
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	3,960	—	3,960
American Funds Inflation Linked Bond Fund — Page 9 of 13

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6765%	Annual	2/20/2054	USD100,908	$7,000	$—	$7,000
SOFR	Annual	3.6815%	Annual	2/20/2054	53,900	3,693	—	3,693
SOFR	Annual	3.7205%	Annual	2/21/2054	73,792	4,569	—	4,569
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	8,300	—	8,300
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	7,854	—	7,854
3.9665%	Annual	SOFR	Annual	8/5/2055	89,000	(1,680)	—	(1,680)
						$212,933	$(7)	$212,940
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,462,057	$(53,146)	$(44,043)	$(9,103)
Investments in affiliates (i)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.47%
Money market investments 4.47%
Capital Group Central Cash Fund 4.29% (h)	$312,633	$2,116,667	$1,803,059	$(138)	$116	$626,219	$12,497

(a)	Index-linked bond whose principal amount moves with a government price index.
(b)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $203,808,000, which represented 1.46% of the net assets of the fund.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $405,509,000, which represented 2.90% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Rate represents the seven-day yield at 8/31/2025.
(i)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Inflation Linked Bond Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $10,366,283,000. The average month-end notional amount of futures contracts while held was $17,635,095,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $303,358,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $24,071,679,000 and $3,355,482,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Inflation Linked Bond Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,236,529	$—	$12,236,529
Corporate bonds, notes & loans	—	599,148	—	599,148
Asset-backed obligations	—	206,333	—	206,333
Bonds & notes of governments & government agencies outside the U.S.	—	110,438	—	110,438
Mortgage-backed obligations	—	96,431	—	96,431
Municipals	—	56,917	—	56,917
Supranational debt	—	25,371	—	25,371
Short-term securities	626,219	—	—	626,219
Options purchased on futures (equity style)	740	—	—	740
Total	$626,959	$13,331,167	$—	$13,958,126

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,910	$—	$—	$22,910
Unrealized appreciation on open forward currency contracts	—	26	—	26
Unrealized appreciation on centrally cleared interest rate swaps	—	307,586	—	307,586
Liabilities:
Value of options written (equity style)	(181)	—	—	(181)
Unrealized depreciation on futures contracts	(19,386)	—	—	(19,386)
Unrealized depreciation on open forward currency contracts	—	(138)	—	(138)
Unrealized depreciation on centrally cleared interest rate swaps	—	(94,646)	—	(94,646)
Unrealized depreciation on centrally cleared credit default swaps	—	(9,103)	—	(9,103)
Total	$3,343	$203,725	$—	$207,068
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Inflation Linked Bond Fund — Page 12 of 13

unaudited

Key to abbreviation(s)
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-060-1025
American Funds Inflation Linked Bond Fund — Page 13 of 13